RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)								3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021	Dec. 15, 2021	Aug. 04, 2021	Aug. 02, 2021	Jan. 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 05, 2022	Feb. 09, 2022	Aug. 23, 2021	Jul. 30, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period for services value										$ 25,000
Share Price																					$ 10.15
Promissory note – related party	$ 400,000		$ 0					$ 400,000			$ 400,000			$ 0	$ 0
Other receivable – related party	5,000		$ 0					5,000			5,000			$ 0	0			$ 5,000		$ 5,541
Reimbursement from health insurance				$ 86,549											86,549
Proceeds from Related Party Debt											400,000	$ 162,637			$ 174,060
Expenses paid	$ 7,086							$ 7,086			$ 7,086
Branded Online Inc dba Nogin [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding	9,129,358		9,129,358					9,129,358			9,129,358			9,129,358	9,129,358	9,129,358
Promissory note – related party	$ 2,666,000							$ 2,666,000			$ 2,666,000
Due to Related Parties, Current	1,870,000							1,870,000			1,870,000
Proceeds from Related Party Debt											1,975,000
Revenues											45,548,000		$ 28,274,000	$ 101,348,000		$ 45,517,000	$ 40,954,000
Change in fair value of promissory notes											2,566,000
Interest expense											200,000
Branded Online Inc dba Nogin [Member] | Promissory Note Warrants [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt											200,000
Administrative Services [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party															$ 60,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party								45,000	$ 0		90,000	$ 0			105,000
Prepaid related party expenses			$ 45,000											45,000	45,000
Administrative Services [Member] | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	15,000							15,000			15,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Repayment of promissory note – related party						$ 174,060
Promissory Note [Member] | Branded Online Inc dba Nogin [Member]
Related Party Transaction [Line Items]
Promissory note – related party	$ 2,700,000							2,700,000			2,700,000
Proceeds from Related Party Debt											2,000,000
Increase decrease in notes payable related parties											900,000
Change in fair value of promissory notes											700,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Additional Units issued (in shares)					2,807,868
Sponser [Member] | Administrative Services [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month											15,000				15,000
Sponser [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value							$ 300,000												$ 300,000
Debt instrument, maturity date	Dec. 31, 2021		Dec. 31, 2021
Debt instrument maturity date description			(i) December 31, 2021 and (ii) the consummation of the Initial Public Offering.
Notes Payable, Related Parties, Noncurrent	$ 400,000							400,000			$ 400,000
Proceeds from Related Party Debt		$ 100,000
Sponser [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date description											(i) December 31, 2021 and (ii) the consummation of the Initial Public Offering.
Working capital loans convertible into equity warrants	$ 1,500,000		$ 1,500,000					$ 1,500,000			$ 1,500,000			$ 1,500,000	$ 1,500,000
Debt instrument conversion price per warrant	$ 1		$ 1					$ 1			$ 1			$ 1	$ 1
Bank overdrafts			$ 0											$ 0	$ 0
Loans and leases receivable, related parties																			$ 300,000
Loans and leases receivable, related parties additions		$ 100,000
Mod Cloth [Member] | Branded Online Inc dba Nogin [Member]
Related Party Transaction [Line Items]
Revenues											$ 3,500,000			8,100,000
Accounts receivables from related parties	$ 6,200,000		$ 5,300,000					$ 6,200,000			6,200,000			$ 5,300,000	$ 5,300,000
IPCO Holdings LLC [Member] | Branded Online Inc dba Nogin [Member]
Related Party Transaction [Line Items]
Inventory, net	600,000							600,000			600,000
IPCO Holdings LLC [Member] | Promissory Note [Member] | Branded Online Inc dba Nogin [Member]
Related Party Transaction [Line Items]
Promissory note – related party	$ 1,900,000							$ 1,900,000			$ 1,900,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Subject to Forfeiture			750,000											750,000	750,000
Common stock shares outstanding			5,701,967		5,701,967									5,701,967	5,701,967
Common Class B [Member] | Sponser [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares							5,750,000
Stock shares issued during the period for services value							$ 25,000
Common Stock, Shares, Subject to Forfeiture	750,000		750,000		701,967			750,000			750,000			750,000	750,000
Founder shares forfeited					48,033
Common Class B [Member] | Sponser [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Related Party Transaction [Line Items]
Lock in period of shares	1 year		1 year
Share Price	$ 12		$ 12					$ 12			$ 12			$ 12	$ 12
Waiting period after which the share trading days are considered	150 days		150 days
Number of trading days for determining the share price	20 days		20 days
Number of consecutive trading days for determining the share price	30 days		30 days
Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Subject to Forfeiture					701,967
Percentage of common stock issued and outstanding	20.00%		20.00%					20.00%			20.00%			20.00%	20.00%
Founder shares forfeited					48,033
Common stock shares outstanding	5,701,967		5,701,967					5,701,967			5,701,967			5,701,967	5,701,967